Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
SayMedia, Inc [Member]
Stock-Based Compensation

6. Stock-Based Compensation

The Company’s Board of Directors has approved the 2015 Stock Plan (the “2015 Plan”). Under the 2015 Plan, the Board of Directors may grant up to 62,521,252 shares of incentive stock options, nonqualified stock options, or stock awards to eligible persons, including employees, nonemployees, members of the Board of Directors, consultants, and other independent advisors who provide services to the Company. In general, options are granted with an exercise price equal to the estimated fair value of the underlying common stock on the date of the grant. Options generally have a contractual life of ten years and vest over four years. Outstanding vested stock options under the 2015 Plan were repurchased on December 12, 2018 in connection with the acquisition of the Company on such date (see Note 10).

Valuation Method

The Company estimates the fair value of stock options granted using the Black-Scholes valuation.

Expected Volatility

As the Company is privately held, there is no observable market for the Company’s common stock. Accordingly, expected volatility has been estimated based on the historical volatilities of several unrelated publicly traded companies within the Company’s industry that management considers to be comparable over a period equivalent to the expected term of the option grants.

Expected Dividend

The expected dividend assumption is based on the Company’s current expectations about its anticipated dividend policy.

Expected Term

The Company’s historical exercises are not a reasonable basis to estimate the expect term, therefore, the expected term of the Company’s options represents the period that the share-based awards are expected to be outstanding. The Company has elected to use the simplified method to compute the expected term, which the Company believes is representative of future behavior.

Risk-free Interest Rate

The Company bases the risk-free interest rate on the implied yield available on U.S. Treasury zero coupon issues with an equivalent remaining term.

Forfeitures

The Company accounts for forfeitures as they occur.

For the nine months ended September 30, 2018 and 2017, the Company’s total stock-based compensation expense was $62,049 and $57,751, respectively, and is recorded in selling, general and administrative costs in the accompanying condensed consolidated statements of operations and comprehensive income (loss).

During the nine months ended September 30, 2018 and 2017 the assumptions used in the Black-Scholes option-pricing model for options granted during the period were as follows:

	2018	2017
Volatility	48.75%	75.0%
Expected dividends	0.0%	0.0%
Expected terms (in years)	6.03	6.02
Risk-free interest rate	2.69%	2.12%

A summary of stock option activity during the nine months ended September 30, 2018 is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)
Stock options outstanding at January 1, 2018	18,490,918	$0.27
Granted	854,496	0.05
Exercised	(9,375)	0.02
Forfeited	(1,234,026)	0.05
Stock options outstanding at September 30, 2018	18,102,013	0.28	7.11
Stock options exercisable at September 30, 2018	15,619,036	0.32	6.83

Outstanding stock options to acquire 2,482,977 shares of the Company’s common stock had not vested at September 30, 2018.

As of September 30, 2018, there was $15,536 of total unrecognized compensation expense related to stock options granted which is expected to be recognized over a weighted-average period of approximately 2.44 years.

6. Stock-Based Compensation

The Company’s Board of Directors has approved the 2015 Stock Plan. Under this stock option plan, the Board of Directors may grant up to 62,521,252 shares of incentive stock options, nonqualified stock options, or stock awards to eligible persons, including employees, nonemployees, members of the Board of Directors, consultants, and other independent advisors who provide services to the Company. In general, options are granted with an exercise price equal to the estimated fair value of the underlying common stock on the date of the grant. Options generally have a contractual life of ten years and vest over four years.

Valuation Method

The Company estimates the fair value of stock options granted using the Black-Scholes valuation model.

Expected Volatility

As the Company is privately held, there is no observable market for the Company’s common stock. Accordingly, expected volatility has been estimated based on the historical volatilities of several unrelated publicly traded companies within the Company’s industry that management considers to be comparable over a period equivalent to the expected term of the option grants.

Expected Dividend

The expected dividend assumption is based on the Company’s current expectations about its anticipated dividend policy.

Expected Term

The expected term of options represents the period that the Company’s stock-based awards are expected to be outstanding based on the simplified method provided in Staff Accounting Bulletin Topic 110, Certain Assumptions Used in Valuation Methods.

Risk-free Interest Rate

The Company bases the risk-free interest rate on the implied yield available on U.S. Treasury zero-coupon issues with an equivalent remaining term.

Forfeitures

Management has adopted Accounting Standards Update No. 2016-09, Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting, and accounts for forfeitures as they occur.

The fair value of the Company’s stock-based awards to employees during the years ended December 31, 2017 and 2016, was estimated using the following weighted-average assumptions:

	2017	2016
Volatility	75.0%	102.9%
Expected dividends	None	None
Expected term (in years)	6.02	6.02
Risk-free interest rate	2.12%	1.53%
Exercise price	$0.04	$0.02
Grant date fair value of options granted	$0.03	$0.01

Employee stock-based compensation expense of $74,707 and $237,678 for the years ended December 31, 2017 and 2016, respectively, is included in selling, general, and administrative expense in the consolidated statements of comprehensive loss.

The following table summarizes information about stock option activity for the year ended December 31, 2017:

	Outstanding Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term in Years

Balance, January 1, 2017	16,896,914	$0.30	8.44
Granted	3,247,760	$0.04
Exercised	(30,000)	$0.02
Forfeited	(1,622,800)	$0.11
Expired	(956)	$23.30

Balance, December 31, 2017	18,490,918	$0.27	7.86

Exercisable, December 31, 2017	14,180,851	$0.34	7.49

As of December 31, 2017, there was $71,599 of total unrecognized compensation expense related to stock options granted which is expected to be recognized over a weighted-average period of approximately 4 years.